Amounts Receivable (Tables)	12 Months Ended
Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Receivables

	December 31, 2023	December 31, 2022
Sales tax receivables
Canada	$12.2	$15.1
Mexico	35.0	16.4
Other	0.7	1.1
Other receivables	5.5	4.6
	$53.4	$37.2